Notes Payable, Related Party (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 15, 2023	Jul. 01, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes payable, related party [Line Items]
Shares of common stock (in Shares)		362,000
Extinguishment of debt, amount			$ 4,597,817	$ 218,238
Interest rate	20.00%		1.64%	1.64%
Related Party [Member]
Notes payable, related party [Line Items]
Notes payable, related party			$ 1,820,000	$ 1,720,000	$ 200
Accounts payable, related party		$ 296,839
Interest rate				12.00%
Notes payable, Related Party [Member]
Notes payable, related party [Line Items]
Notes payable, related party		$ 25,000
KORR Acquisitions Group, Inc. [Member]
Notes payable, related party [Line Items]
Related party loan				$ 1,720,000
Non-interest bearing			$ 100,000
KORR Acquisitions Group, Inc. [Member]
Notes payable, related party [Line Items]
Interest rate				12.00%